Fair Value of Financial Instruments - Financial Assets and Liabilities Not Measured at Fair Value (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	$ 5,839.0	$ 5,639.9
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Backed Loans And Other Invested Assets		33.3
Debt Instrument, Fair Value Disclosure	92.0	121.9
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Backed Loans And Other Invested Assets		33.3
Debt Instrument, Fair Value Disclosure	5,931.0	5,761.8
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Backed Loans And Other Invested Assets		33.3
Debt Instrument, Fair Value Disclosure	$ 5,705.1	$ 5,465.6